Note 1. The Company: Fair Value Measurements: Schedule of Fair Value, Assets and Liabilities Measured on September 30, 2015 and December 31, 2014 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities Measured on September 30, 2015 and December 31, 2014
	Level 1	Level 2	Level 3	Total Unrealized Gain (Loss)
09/30/2015 Derivative Liability	$-	$-	$-	$(20,165)
12/31/14 Derivative Liability	$-	$-	$20,532	$20,532

Fair Value Measurements at December 31, 2014
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2013
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-